Investment Risks - Brookmont Dividend Growth ETF	Oct. 10, 2025
Equity Securities Risk [Member]
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Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk [Member]
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Risk [Text Block]	Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period.
Active Management Risk [Member]
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Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Large Capitalization Securities Risk [Member]
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Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid Capitalization Stock Risk [Member]
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Mid Capitalization Stock Risk. The value of mid capitalization company stocks or ETFs that invest in stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risks of Investment Selection [Member]
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Risks of Investment Selection. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Foreign Securities Risk [Member]
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Foreign Securities Risk. To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Depositary Receipts Risk [Member]
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Depositary Receipts Risk. The Fund may invest in depositary receipts. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Value Style Risk [Member]
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Value Style Risk. Value stocks present the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, value stocks can continue to be undervalued by the market for long periods of time. Undervalued securities are, by definition, out of favor with investors (meaning they have lost investors’ attention), and there is no way to predict when, if ever, the securities may return to favor.

Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Securities Lending Risk [Member]
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Securities Lending Risk. The Fund may lend its securities to broker-dealers, banks, and other institutions to earn additional income. Risks of lending securities include the potential insolvency of the broker-dealer, lending agent, or borrower. In the event of bankruptcy or other default of the broker-dealer, lending agent, or borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible declines in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

ETF Risks [Member]
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Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk [Member]
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●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares Or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Trading [Member]
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●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Risk Lose Money [Member]
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Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.